RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 396	$ 298	$ 355	$ 406	$ 406	$ 304
Restricted cash	288		229
Property, plant and equipment	34,248		36,097
Tax equity	(347)		(402)
Total	13,654		14,068
BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(6,642)		(7,430)
Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(14,087)		(14,595)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	82		104
Financial instrument liabilities	(168)		(27)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	23		0
Financial instrument liabilities	(175)		(244)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	41		4
Financial instrument liabilities	(5)		$ (23)
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	396
Restricted cash	288
Property, plant and equipment	0
Tax equity	0
Total	(7,937)
Level 1 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(6,642)
Level 1 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(1,979)
Level 1 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Tax equity	0
Total	(12,309)
Level 2 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Level 2 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(12,108)
Level 2 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	64
Financial instrument liabilities	(149)
Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	23
Financial instrument liabilities	(175)
Level 2 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	41
Financial instrument liabilities	(5)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	34,248
Tax equity	(347)
Total	33,900
Level 3 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Level 3 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	18
Financial instrument liabilities	(19)
Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	$ 0